Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and due from banks	$ 15,937	$ 12,592
Interest bearing deposits with other banks	58,557	8,080
Federal funds sold	1,600
Securities available for sale, at fair value	464,383	444,746
Loans, net of allowance for loan losses of $3,755 in 2019 and $3,372 in 2018	573,312	425,905
Bank premises, furniture, fixtures and equipment, net	24,672	19,717
Other real estate owned, net	3,552	3,440
Accrued interest receivable	4,181	4,166
Cash surrender value of life insurance	25,088	25,384
Deferred tax assets	3,684	6,634
Other assets	20,468	7,966
Total assets	1,195,434	958,630
Deposits
Non-interest bearing deposits	190,406	170,030
Interest bearing deposits	708,590	586,192
Total deposits	898,996	756,222
Securities sold under agreement to repurchase	170,410	107,965
Accrued interest payable	1,128	471
Deferred compensation payable	9,453	9,053
Other liabilities	2,647	1,053
Total liabilities	1,082,634	874,764
Shareholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 5,578,131 shares issued and outstanding at December 31, 2019 and 4,904,530 shares issued and outstanding at December 31, 2018	1,116	981
Additional paid-in capital	17,883	4,298
Accumulated other comprehensive loss, net of tax benefit of ($262) in 2019 and ($4,978) in 2018	(789)	(14,975)
Retained earnings	94,590	93,562
Total stockholders' equity	112,800	83,866
Total liabilities and shareholders' equity	$ 1,195,434	$ 958,630